Related Party Transactions - Transactions with non-executive directors and shareholders (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
R&D Collaboration
Related Party Transactions
Related party transaction, Total	€ 41,000	€ 543,000	€ 182,000	€ 1,336,000
Amounts outstanding at period-end		559,000		559,000
Consulting services
Related Party Transactions
Related party transaction, Total				60,000
Amounts outstanding at period-end		60,000		60,000
Board Remuneration
Related Party Transactions
Related party transaction, Total	136,000	65,000	267,000	189,000
Amounts outstanding at period-end	111,000	78,000	111,000	78,000
Cochlear | R&D Collaboration
Related Party Transactions
Related party transaction, Total	41,000	543,000	182,000	1,336,000
MINV SA | Consulting services
Related Party Transactions
Related party transaction, Total				60,000
Ray Cohen | Board Remuneration
Related Party Transactions
Related party transaction, Total		4,000		4,000
Donald Deyo | Board Remuneration
Related Party Transactions
Related party transaction, Total		6,000		14,000
Robert Taub | Board Remuneration
Related Party Transactions
Related party transaction, Total	30,000	16,000	66,000	42,000
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	16,000	10,000	32,000	25,000
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	14,000	21,000	32,000	35,000
Jan Janssen | Board Remuneration
Related Party Transactions
Related party revenue		(13,000)
Related party transaction, Total				19,000
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	14,000	9,000	29,000	24,000
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	19,000	9,000	34,000	23,000
Giny Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	20,000	€ 3,000	34,000	€ 3,000
Wildman Ventures LLC | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 23,000		€ 40,000